INCOME AND MINING TAXES - Components of income and mining taxes expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME AND MINING TAXES
Current income and mining taxes	$ 277,076	$ 181,812
Deferred income and mining taxes:
Origination and reversal of temporary differences	168,098	188,966
Total income and mining taxes expense	$ 445,174	$ 370,778